April 12, 2005

VIA EDGAR

Ms. Patricia Armelin
Staff Accountant
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Chicago Bridge & Iron Company N.V. Form 8-K Filed April 5, 2005 File #1-12815

Dear Ms. Armelin:

          On behalf of Chicago Bridge & Iron Company N.V. (the “Company”), this letter responds to the comments of the Staff of the Division of Corporation Finance (the “Staff”) contained in your letter to Philip Asherman dated April 8, 2005 (the “Comment Letter”) regarding the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission (the “Commission”) on April 5, 2005 (the “Form 8-K”).

          Concurrently herewith, we have filed with the Commission an Amendment No. 1 to the Form 8-K under cover of Form 8-KA containing the amended disclosure as requested (a marked copy of the amended filing is also being provided for the convenience of the Staff.

     On behalf of the Company, we acknowledge that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	the Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

Ms. Patricia Armelin
April 12, 2005

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

          If you have any questions or require additional information, please contact the undersigned at (832) 513-1237 or James Reum at (312) 558-5644.

Very truly yours,
/s/ R. Scott Russell
R. Scott Russell Assistant General Counsel- Corporate & Securities

cc:    James M. Reum, Esq.